INCOME TAXES - Deferred Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred Income Tax Assets
Tax loss and credit carryforwards	$ 1,833	$ 1,519
Regulatory and other deferred amounts	569	571
Unrealized foreign exchange losses on long-term debt	206	333
Other	73	193
Deferred tax assets, gross	2,681	2,616
Less: Valuation allowance	730	640
Deferred tax assets, net of Valuation allowance	1,951	1,976
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment	6,816	6,686
Equity investments	1,115	1,152
Taxes on future revenue requirement	493	397
Financial instruments	160	126
Other	160	193
Deferred tax liabilities, gross	8,744	8,554
Net Deferred Income Tax Liabilities	6,793	6,578
Deferred Income Tax Assets
Other long-term assets (Note 16)	1,332	1,070
Deferred Income Tax Liabilities
Deferred Income Tax Liabilities	8,125	7,648
Deferred income tax liabilities	$ 6,793	$ 6,578